Balances and Transactions with Interested Parties and Related Parties (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 22, 2021 Share Year $ / shares shares	Sep. 12, 2018 Share	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 Share	Dec. 31, 2018 USD ($) Year
Disclosure of transactions between related parties [line items]
Number of options granted | $				11,225,150
Gilad Yavetz [Member]
Disclosure of transactions between related parties [line items]
Number of options granted	500,000					990,000
Options vested | Year	4					4
Options exercisable in to ordinary company shares | shares	500,000
Exercise price of options | $ / shares	$ 71.89
Gilad Yavetz [Member] | Options vested one year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	25.00%					18.00%
Gilad Yavetz [Member] | Options vest equally on quarterly basis during second year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	25.00%					25.00%
Gilad Yavetz [Member] | Options vest equally on quarterly basis during third year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	40.00%					30.00%
Gilad Yavetz [Member] | Options vest equally on quarterly basis during fourth year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested	10.00%					27.00%
Yair Seroussi
Disclosure of transactions between related parties [line items]
Number of options granted | Share		360,000			142,000
Key management personnel compensation			₪ 600,000	$ 178
Yair Seroussi | Options vested one year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Yair Seroussi | Options vest equally on quarterly basis during second year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Yair Seroussi | Options vest equally on quarterly basis during third year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			25.00%	25.00%
Yair Seroussi | Options vest equally on quarterly basis during fourth year after grant date
Disclosure of transactions between related parties [line items]
Percentage of options vested			5.00%	5.00%